PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Depreciation expense	$ 2,656	$ 2,814	$ 1,494
Cost of sales [member]
Statement [Line Items]
Depreciation expense	591,693	584,343	535,244
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	29,807	30,007	29,009
Other expenses [member]
Statement [Line Items]
Depreciation expense	12,143	14,709	46,122
Total [member]
Statement [Line Items]
Depreciation expense	$ 633,643	$ 629,059	$ 610,375